GOING CONCERN	3 Months Ended
Mar. 31, 2014
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 7 – GOING CONCERN

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.  However, the Company has incurred a net loss of ($911,857) for the three months ended March 31, 2014.  The Company has remained in business primarily through the deferral of salaries by management, loans from the Company's chief executive officer, loans from a significant shareholder, and the issuance of shares of common stock to procure certain services. The Company intends on financing its future development activities from the same sources, until such time that funds provided by operations are sufficient to fund working capital requirements.

These factors, among others, raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.